Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated June 5, 2015 to the

Prospectus Dated May 1, 2015, as supplemented on May 22, 2015

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2015, as supplemented on May 22, 2015 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Updates to Focused Appreciation and International Growth Portfolios

In connection with the replacement of Janus Capital Management LLC by Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as sub-adviser to the Fund’s Focused Appreciation Portfolio and Pyramis Global Advisors, LLC (“Pyramis”) as sub-adviser to the Fund’s International Growth Portfolio effective on or about July 31, 2015, certain sections of the Prospectus shall be amended as noted below. The Portfolios may experience increased portfolio turnover over the short term in connection with the transition to the new sub-advisers. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective July 31, 2015:

Focused Appreciation Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Focused Appreciation Portfolio is amended to read as follows:

“The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio focuses on equity securities of large capitalization companies, but may invest in companies of any size. For this purpose, large capitalization companies are those with a market capitalization in excess of $5 billion at the time of purchase. The Portfolio normally invests across a wide range of sectors and industries.

The adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The intrinsic value of a company is the discounted net present value of future cash flows.

The Portfolio invests primarily in a core group of 30-40 securities, but may exceed this range. The Portfolio invests primarily in common stocks. The Portfolio may invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities.

The Portfolio may sell an investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended by deleting the last sentence of the “Active Management Risk” factor, deleting the “Special Situations Risk” factor, and adding the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the following risk factor is added to the “PRINCIPAL RISKS” section of the Summary for the Portfolio:

“■ Liquidity Risk – Certain of the Portfolio’s investments, such as small cap stocks and foreign securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.”

International Growth Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the International Growth Portfolio is amended to read as follows:

“Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers.

The adviser invests the Portfolio’s assets in companies it believes have high barriers to entry, structural growth drivers and above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, barriers to entry erode, structural growth thesis no longer holds true, industry dynamics shift, or due to portfolio construction considerations.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to delete the last sentence of the “Equity Securities Risk” factor and add the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the “Geographic Concentration Risk” factor in the “PRINCIPAL RISKS” section of the Summary for the Portfolio is revised as follows:

“■ Geographic Concentration Risk – To the extent a relatively large percentage of the Portfolio’s assets are invested in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be more volatile than that of a more geographically diversified fund, and the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.”

Focused Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated June 5, 2015 to the

Prospectus Dated May 1, 2015, as supplemented on May 22, 2015

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2015, as supplemented on May 22, 2015 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Updates to Focused Appreciation and International Growth Portfolios

In connection with the replacement of Janus Capital Management LLC by Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as sub-adviser to the Fund’s Focused Appreciation Portfolio and Pyramis Global Advisors, LLC (“Pyramis”) as sub-adviser to the Fund’s International Growth Portfolio effective on or about July 31, 2015, certain sections of the Prospectus shall be amended as noted below. The Portfolios may experience increased portfolio turnover over the short term in connection with the transition to the new sub-advisers. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective July 31, 2015:

Focused Appreciation Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Focused Appreciation Portfolio is amended to read as follows:

“The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio focuses on equity securities of large capitalization companies, but may invest in companies of any size. For this purpose, large capitalization companies are those with a market capitalization in excess of $5 billion at the time of purchase. The Portfolio normally invests across a wide range of sectors and industries.

The adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The intrinsic value of a company is the discounted net present value of future cash flows.

The Portfolio invests primarily in a core group of 30-40 securities, but may exceed this range. The Portfolio invests primarily in common stocks. The Portfolio may invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities.

The Portfolio may sell an investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended by deleting the last sentence of the “Active Management Risk” factor, deleting the “Special Situations Risk” factor, and adding the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the following risk factor is added to the “PRINCIPAL RISKS” section of the Summary for the Portfolio:

“■ Liquidity Risk – Certain of the Portfolio’s investments, such as small cap stocks and foreign securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.”

International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated June 5, 2015 to the

Prospectus Dated May 1, 2015, as supplemented on May 22, 2015

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2015, as supplemented on May 22, 2015 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Updates to Focused Appreciation and International Growth Portfolios

In connection with the replacement of Janus Capital Management LLC by Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as sub-adviser to the Fund’s Focused Appreciation Portfolio and Pyramis Global Advisors, LLC (“Pyramis”) as sub-adviser to the Fund’s International Growth Portfolio effective on or about July 31, 2015, certain sections of the Prospectus shall be amended as noted below. The Portfolios may experience increased portfolio turnover over the short term in connection with the transition to the new sub-advisers. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective July 31, 2015:

International Growth Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the International Growth Portfolio is amended to read as follows:

“Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers.

The adviser invests the Portfolio’s assets in companies it believes have high barriers to entry, structural growth drivers and above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, barriers to entry erode, structural growth thesis no longer holds true, industry dynamics shift, or due to portfolio construction considerations.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to delete the last sentence of the “Equity Securities Risk” factor and add the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the “Geographic Concentration Risk” factor in the “PRINCIPAL RISKS” section of the Summary for the Portfolio is revised as follows:

“■ Geographic Concentration Risk – To the extent a relatively large percentage of the Portfolio’s assets are invested in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be more volatile than that of a more geographically diversified fund, and the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.”